BNY Mellon Midcap Index Fund, Inc.
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — 1.0%
Autoliv, Inc.	36,388	3,517,264
Gentex Corp.	113,809	2,949,929
Harley-Davidson, Inc.	56,777	1,536,386
Lear Corp.	27,390	2,577,125
The Goodyear Tire & Rubber Company (a)	146,333	1,297,974
Thor Industries, Inc.	26,853	2,761,562
Visteon Corp. (a)	13,517	1,136,239
		15,776,479
Banks — 6.8%
Associated Banc-Corp.	80,954	2,035,184
Bank OZK	53,134	2,698,676
Cadence Bank	92,918	3,270,714
Columbia Banking System, Inc.	104,435	2,913,736
Comerica, Inc.	66,354	4,466,951
Commerce Bancshares, Inc.	61,293	4,094,372
Cullen/Frost Bankers, Inc.	32,532	4,534,961
East West Bancorp, Inc.	70,036	7,211,607
F.N.B. Corp.	180,737	2,835,764
First Financial Bankshares, Inc.	64,873	2,417,168
First Horizon Corp.	267,017	5,845,002
Flagstar Financial, Inc.	154,826	1,831,592
Glacier Bancorp, Inc.	57,054	2,833,872
Hancock Whitney Corp.	43,398	2,592,597
Home BancShares, Inc.	93,619	2,826,358
International Bancshares Corp.	26,732	1,761,371
Old National Bancorp	161,251	3,845,836
Pinnacle Financial Partners, Inc.	38,938	4,858,294
Prosperity Bancshares, Inc.	47,992	3,839,360
SouthState Corp.	49,070	5,181,301
Synovus Financial Corp.	71,682	4,044,298
Texas Capital Bancshares, Inc. (a)	22,735	1,794,928
UMB Financial Corp.	33,670	3,969,693
United Bankshares, Inc.	67,981	2,617,269
Valley National Bancorp	239,184	2,458,812
Webster Financial Corp.	86,378	5,203,411
Western Alliance Bancorp	55,225	4,852,621
Wintrust Financial Corp.	33,594	4,394,431
Zions Bancorp NA	74,875	4,332,267
		105,562,446
Capital Goods — 14.7%
AAON, Inc.	33,954	3,951,566
Acuity Brands, Inc.	15,473	5,143,070
Advanced Drainage Systems, Inc.	35,369	4,276,466
AECOM	67,759	7,144,509

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Capital Goods — 14.7% (continued)
AGCO Corp.	31,025	3,239,941
Applied Industrial Technologies, Inc.	19,388	5,041,462
BWX Technologies, Inc.	46,344	5,233,628
Carlisle Cos., Inc.	22,860	8,903,056
Chart Industries, Inc. (a)	21,135	4,471,955
CNH Industrial NV	443,017	5,706,059
Comfort Systems USA, Inc.	17,956	7,842,283
Core & Main, Inc., Cl. A (a)	97,760	5,517,574
Crane Co.	24,365	4,149,847
Curtiss-Wright Corp.	19,160	6,647,370
Donaldson Co., Inc.	60,388	4,299,022
EMCOR Group, Inc.	23,167	10,380,206
EnerSys	20,305	1,971,006
Esab Corp.	28,694	3,553,465
Flowserve Corp.	65,608	4,108,373
Fluor Corp. (a)	86,180	4,154,738
Fortune Brands Innovations, Inc.	62,304	4,465,328
GATX Corp.	17,853	2,954,136
Graco, Inc.	85,317	7,181,132
Hexcel Corp.	40,449	2,637,275
ITT, Inc.	41,111	6,208,583
Lincoln Electric Holdings, Inc.	28,367	5,638,792
MasTec, Inc. (a)	31,253	4,534,498
MSC Industrial Direct Co., Inc., Cl. A	22,231	1,787,595
Mueller Industries, Inc.	57,130	4,498,987
NEXTracker, Inc., Cl. A (a)	73,310	3,696,290
nVent Electric PLC	83,133	5,411,127
Oshkosh Corp.	32,430	3,774,852
Owens Corning	43,061	7,946,908
RBC Bearings, Inc. (a)	15,640	5,454,450
Regal Rexnord Corp.	33,176	5,266,026
Sensata Technologies Holding PLC	74,347	2,019,264
Simpson Manufacturing Co., Inc.	21,075	3,540,600
Terex Corp.	33,381	1,605,292
The Middleby Corp. (a)	27,340	4,678,968
The Timken Company	32,588	2,615,839
The Toro Company	51,344	4,275,415
Trex Co., Inc. (a)	54,361	3,959,112
UFP Industries, Inc.	30,719	3,552,652
Valmont Industries, Inc.	10,060	3,337,506
Watsco, Inc.	17,632	8,438,499
Watts Water Technologies, Inc., Cl. A	13,985	2,891,818
WESCO International, Inc.	22,381	4,140,485
Woodward, Inc.	30,157	5,586,584
		227,833,609

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Commercial & Professional Services — 4.0%
CACI International, Inc., Cl. A (a)	11,380	4,395,639
Clean Harbors, Inc. (a)	25,552	5,953,616
Concentrix Corp.	23,128	1,209,132
ExlService Holdings, Inc. (a)	81,857	4,114,133
Exponent, Inc.	25,694	2,355,369
FTI Consulting, Inc. (a)	17,780	3,473,323
Genpact Ltd.	81,280	3,957,523
Insperity, Inc.	17,771	1,333,003
KBR, Inc.	66,900	3,640,698
ManpowerGroup, Inc.	23,527	1,416,796
Maximus, Inc.	30,626	2,305,832
MSA Safety, Inc.	19,848	3,269,561
Parsons Corp. (a)	23,786	1,885,516
Paylocity Holding Corp. (a)	22,049	4,531,510
RB Global, Inc.	93,309	8,349,289
Science Applications International Corp.	25,056	2,713,064
Tetra Tech, Inc.	135,678	4,992,950
The Brink’s Company	22,004	2,053,633
		61,950,587
Consumer Discretionary Distribution & Retail — 5.1%
Abercrombie & Fitch Co., Cl. A (a)	25,900	3,091,942
AutoNation, Inc. (a)	13,229	2,494,328
Burlington Stores, Inc. (a)	31,881	9,051,972
Chewy, Inc., Cl. A (a)	82,838	3,229,025
Dick’s Sporting Goods, Inc.	29,185	7,005,859
Five Below, Inc. (a)	28,233	2,647,691
Floor & Decor Holdings, Inc., Cl. A (a)	54,318	5,437,232
GameStop Corp., Cl. A (a)	205,542	5,529,080
Lithia Motors, Inc.	13,536	5,090,890
Macy’s, Inc.	140,440	2,188,055
Murphy USA, Inc.	9,353	4,703,717
Nordstrom, Inc.	47,883	1,158,769
Ollie’s Bargain Outlet Holdings, Inc. (a)	31,085	3,466,288
Penske Automotive Group, Inc.	9,580	1,586,735
RH (a)	7,480	3,134,943
The Gap, Inc.	110,583	2,661,733
Valvoline, Inc. (a)	65,436	2,428,330
Williams-Sonoma, Inc.	63,661	13,456,026
		78,362,615
Consumer Durables & Apparel — 3.2%
Brunswick Corp.	33,671	2,270,772
Capri Holdings Ltd. (a)	58,306	1,444,823
Columbia Sportswear Co.	16,443	1,451,917
Crocs, Inc. (a)	29,256	2,986,160
KB Home	35,062	2,352,660
Mattel, Inc. (a)	171,016	3,187,738

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Consumer Durables & Apparel — 3.2% (continued)
Polaris, Inc.	26,807	1,278,694
PVH Corp.	27,787	2,489,715
Skechers USA, Inc., Cl. A (a)	66,466	5,007,548
Taylor Morrison Home Corp. (a)	51,591	3,325,556
Tempur Sealy International, Inc.	87,835	5,545,902
Toll Brothers, Inc.	50,991	6,925,088
TopBuild Corp. (a)	14,745	5,052,816
Under Armour, Inc., Cl. A (a)	95,616	798,394
Under Armour, Inc., Cl. C (a)	69,959	526,791
Whirlpool Corp.	28,077	2,948,366
YETI Holdings, Inc. (a)	41,834	1,558,735
		49,151,675
Consumer Services — 4.5%
Aramark	133,497	5,194,368
Boyd Gaming Corp.	33,175	2,542,864
Choice Hotels International, Inc.	11,283	1,662,324
Churchill Downs, Inc.	36,912	4,561,585
Duolingo, Inc. (a)	19,206	6,990,792
Graham Holdings Co., Cl. B	1,706	1,584,567
Grand Canyon Education, Inc. (a)	14,498	2,546,429
H&R Block, Inc.	69,392	3,838,072
Hilton Grand Vacations, Inc. (a)	31,651	1,304,021
Hyatt Hotels Corp., Cl. A	21,387	3,384,065
Light & Wonder, Inc. (a)	44,565	3,917,709
Marriott Vacations Worldwide Corp.	16,327	1,416,694
Planet Fitness, Inc., Cl. A (a)	42,466	4,593,123
Service Corp. International	72,659	5,676,121
Texas Roadhouse, Inc.	33,557	6,077,173
The Wendy’s Company	83,868	1,243,762
Travel + Leisure Co.	34,131	1,855,361
Vail Resorts, Inc.	18,936	3,221,392
Wingstop, Inc.	14,712	4,382,705
Wyndham Hotels & Resorts, Inc.	39,500	4,148,290
		70,141,417
Consumer Staples Distribution & Retail — 2.7%
BJ’s Wholesale Club Holdings, Inc. (a)	66,783	6,614,856
Casey’s General Stores, Inc.	18,760	7,912,405
Maplebear, Inc. (a)	80,969	3,909,183
Performance Food Group Co. (a)	78,602	7,098,547
Sprouts Farmers Market, Inc. (a)	50,529	8,000,762
US Foods Holding Corp. (a)	117,497	8,334,062
		41,869,815
Energy — 4.4%
Antero Midstream Corp.	171,817	2,755,945
Antero Resources Corp. (a)	147,457	5,503,095
ChampionX Corp.	97,280	2,786,099

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Energy — 4.4% (continued)
Chord Energy Corp.	30,925	3,477,516
Civitas Resources, Inc.	45,222	2,295,469
CNX Resources Corp. (a)	74,091	2,028,612
DT Midstream, Inc.	48,706	4,923,203
Expand Energy Corp.	106,550	10,825,480
HF Sinclair Corp.	79,827	2,880,158
Matador Resources Co.	58,407	3,387,606
Murphy Oil Corp.	69,234	1,843,701
NOV, Inc.	193,725	2,799,326
Ovintiv, Inc.	131,238	5,540,868
PBF Energy, Inc., Cl. A	48,612	1,422,387
Permian Resources Corp.	321,319	4,707,323
Range Resources Corp.	122,790	4,548,142
Valaris Ltd. (a)	32,978	1,580,965
Viper Energy, Inc.	51,707	2,425,058
Weatherford International PLC	36,309	2,285,652
		68,016,605
Equity Real Estate Investment Trusts — 6.1%
Agree Realty Corp. (b)	51,807	3,759,634
American Homes 4 Rent, Cl. A (b)	159,343	5,518,048
Brixmor Property Group, Inc. (b)	151,582	3,950,227
COPT Defense Properties (b)	55,783	1,642,251
Cousins Properties, Inc. (b)	81,662	2,493,141
CubeSmart (b)	113,533	4,734,326
EastGroup Properties, Inc. (b)	24,705	4,190,462
EPR Properties (b)	38,615	1,780,151
Equity LifeStyle Properties, Inc. (b)	96,379	6,308,006
First Industrial Realty Trust, Inc. (b)	66,253	3,537,248
Gaming & Leisure Properties, Inc. (b)	138,490	6,701,531
Healthcare Realty Trust, Inc. (b)	180,274	3,019,589
Independence Realty Trust, Inc. (b)	111,399	2,139,975
Kilroy Realty Corp. (b)	54,444	2,124,405
Kite Realty Group Trust (b)	110,640	2,561,316
Lamar Advertising Co., Cl. A (b)	44,567	5,634,160
National Storage Affiliates Trust (b)	36,370	1,351,145
NNN REIT, Inc. (b)	95,079	3,745,162
Omega Healthcare Investors, Inc. (b)	135,755	5,031,080
Park Hotels & Resorts, Inc. (b)	103,681	1,398,657
PotlatchDeltic Corp. (b)	36,565	1,635,552
Rayonier, Inc. (b)	71,740	1,875,271
Rexford Industrial Realty, Inc. (b)	113,007	4,594,865
Sabra Health Care REIT, Inc. (b)	120,836	2,019,170
STAG Industrial, Inc. (b)	91,259	3,119,233
Vornado Realty Trust (b)	84,028	3,635,051
WP Carey, Inc. (b)	110,912	6,201,090
		94,700,746

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Financial Services — 7.1%
Affiliated Managers Group, Inc.	15,032	2,825,114
Ally Financial, Inc.	138,574	5,400,229
Annaly Capital Management, Inc. (b)	282,105	5,757,763
Equitable Holdings, Inc.	158,075	8,602,441
Essent Group Ltd.	52,983	3,086,260
Euronet Worldwide, Inc. (a)	20,583	2,027,425
Evercore, Inc., Cl. A	17,759	5,172,664
Federated Hermes, Inc.	39,366	1,565,586
FirstCash Holdings, Inc.	20,033	2,186,602
Hamilton Lane, Inc., Cl. A	21,282	3,387,669
Houlihan Lokey, Inc.	27,157	4,934,970
Interactive Brokers Group, Inc., Cl. A	54,807	11,917,234
Janus Henderson Group PLC	64,568	2,901,040
Jefferies Financial Group, Inc.	81,742	6,285,142
MGIC Investment Corp.	128,228	3,274,943
Morningstar, Inc.	13,528	4,445,842
SEI Investments Co.	49,295	4,267,961
Shift4 Payments, Inc., Cl. A (a)	34,860	4,177,971
SLM Corp.	106,790	2,980,509
Starwood Property Trust, Inc. (b)	163,014	3,154,321
Stifel Financial Corp.	51,729	5,992,805
The Carlyle Group, Inc.	106,065	5,956,610
The Western Union Company	171,883	1,773,833
Voya Financial, Inc.	48,826	3,466,158
WEX, Inc. (a)	20,104	3,696,925
		109,238,017
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc. (a)	79,797	1,993,329
Coca-Cola Consolidated, Inc.	2,945	4,027,641
Darling Ingredients, Inc. (a)	79,164	2,965,484
Flowers Foods, Inc.	100,364	1,962,116
Ingredion, Inc.	33,103	4,516,573
Lancaster Colony Corp.	9,604	1,620,579
Pilgrim’s Pride Corp. (a)	20,418	950,254
Post Holdings, Inc. (a)	23,757	2,522,043
The Boston Beer Company, Inc., Cl. A (a)	4,427	1,109,716
		21,667,735
Health Care Equipment & Services — 3.9%
Acadia Healthcare Co., Inc. (a)	47,333	2,135,192
Amedisys, Inc. (a)	16,095	1,488,788
Chemed Corp.	7,560	4,248,720
DENTSPLY SIRONA, Inc.	98,466	1,945,688
Doximity, Inc., Cl. A (a)	65,346	3,861,949
Encompass Health Corp.	50,627	5,025,742
Envista Holdings Corp. (a)	87,115	1,787,600
Globus Medical, Inc., Cl. A (a)	57,642	5,344,566

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Health Care Equipment & Services — 3.9% (continued)
Haemonetics Corp. (a)	25,761	1,778,797
HealthEquity, Inc. (a)	44,296	4,891,164
Lantheus Holdings, Inc. (a)	34,825	3,221,661
LivaNova PLC (a)	27,845	1,390,858
Masimo Corp. (a)	22,415	3,905,365
Neogen Corp. (a)	99,728	1,142,883
Option Care Health, Inc. (a)	87,086	2,692,699
Penumbra, Inc. (a)	19,220	5,131,163
Tenet Healthcare Corp. (a)	47,833	6,739,191
The Ensign Group, Inc.	28,968	4,045,671
		60,777,697
Household & Personal Products — .6%
BellRing Brands, Inc. (a)	64,979	5,026,126
Coty, Inc., Cl. A (a)	189,641	1,390,069
e.l.f Beauty, Inc. (a)	28,750	2,872,412
		9,288,607
Insurance — 4.4%
American Financial Group, Inc.	36,218	4,945,930
Brighthouse Financial, Inc. (a)	30,174	1,862,038
CNO Financial Group, Inc.	52,554	2,099,007
Fidelity National Financial, Inc.	131,419	7,644,643
First American Financial Corp.	52,011	3,288,135
Kemper Corp.	30,628	2,057,589
Kinsale Capital Group, Inc.	11,086	4,899,347
Old Republic International Corp.	116,654	4,267,203
Primerica, Inc.	16,748	4,859,767
Reinsurance Group of America, Inc.	33,287	7,584,776
RenaissanceRe Holdings Ltd.	26,220	6,098,248
RLI Corp.	42,031	3,082,974
Ryan Specialty Holdings, Inc.	53,999	3,595,253
Selective Insurance Group, Inc.	30,906	2,600,122
The Hanover Insurance Group, Inc.	18,286	2,799,404
Unum Group	85,144	6,492,230
		68,176,666
Materials — 6.2%
Alcoa Corp.	130,414	4,606,222
AptarGroup, Inc.	33,759	5,305,227
Arcadium Lithium PLC (a)	544,297	3,124,265
Ashland, Inc.	24,341	1,545,410
Avient Corp.	45,734	1,961,989
Axalta Coating Systems Ltd. (a)	109,482	3,934,783
Berry Global Group, Inc.	58,230	3,954,982
Cabot Corp.	27,412	2,370,316
Carpenter Technology Corp.	25,035	4,833,257
Cleveland-Cliffs, Inc. (a)	245,719	2,516,163
Commercial Metals Co.	57,542	2,790,212

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Materials — 6.2% (continued)
Crown Holdings, Inc.	59,286	5,208,868
Eagle Materials, Inc.	16,827	4,320,164
Graphic Packaging Holding Co.	152,515	4,183,486
Greif, Inc., Cl. A	12,659	774,984
Knife River Corp. (a)	28,590	2,961,352
Louisiana-Pacific Corp.	31,583	3,694,263
NewMarket Corp.	3,841	1,912,895
Olin Corp.	59,427	1,740,617
Reliance, Inc.	27,303	7,904,218
Royal Gold, Inc.	33,208	4,643,143
RPM International, Inc.	65,111	8,243,053
Silgan Holdings, Inc.	41,564	2,286,851
Sonoco Products Co.	49,252	2,346,365
The Chemours Company	75,233	1,428,675
The Scotts Miracle-Gro Company	21,562	1,530,039
United States Steel Corp.	114,074	4,203,627
Westlake Corp.	17,116	1,955,845
		96,281,271
Media & Entertainment — 1.0%
Nexstar Media Group, Inc.	14,716	2,254,785
The New York Times Company, Cl. A	82,017	4,453,523
TKO Group Holdings, Inc. (a)	33,437	5,189,757
Warner Music Group Corp., Cl. A	72,368	2,301,302
ZoomInfo Technologies, Inc. (a)	138,975	1,430,053
		15,629,420
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Avantor, Inc. (a)	344,045	7,665,323
BioMarin Pharmaceutical, Inc. (a)	95,884	6,075,210
Bio-Rad Laboratories, Inc., Cl. A (a)	9,627	3,474,192
Bruker Corp.	56,021	3,257,621
Cytokinetics, Inc. (a)	59,811	2,958,252
Exelixis, Inc. (a)	144,951	4,805,126
Halozyme Therapeutics, Inc. (a)	63,572	3,600,718
Illumina, Inc. (a)	79,801	10,592,785
Jazz Pharmaceuticals PLC (a)	30,548	3,799,255
Medpace Holdings, Inc. (a)	12,869	4,493,211
Neurocrine Biosciences, Inc. (a)	50,947	7,734,774
Perrigo Co. PLC	68,531	1,707,107
Repligen Corp. (a)	26,397	4,387,445
Roivant Sciences Ltd. (a)	214,754	2,390,212
Sarepta Therapeutics, Inc. (a)	47,977	5,455,944
Sotera Health Co. (a)	79,226	1,086,188
United Therapeutics Corp. (a)	22,588	7,932,228
		81,415,591
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc. (a)	23,939	6,769,949

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc. (a)	66,980	1,613,548
Amkor Technology, Inc.	56,344	1,386,626
Cirrus Logic, Inc. (a)	26,569	2,668,590
Lattice Semiconductor Corp. (a)	69,923	3,987,010
MACOM Technology Solutions Holdings, Inc. (a)	29,106	3,849,269
MKS Instruments, Inc.	33,697	3,817,196
Onto Innovation, Inc. (a)	24,986	5,116,133
Power Integrations, Inc.	28,742	1,791,201
Rambus, Inc. (a)	54,283	3,344,919
Silicon Laboratories, Inc. (a)	16,347	2,216,490
Synaptics, Inc. (a)	20,288	1,722,451
Universal Display Corp.	22,246	3,335,120
		34,848,553
Software & Services — 4.5%
Altair Engineering, Inc., Cl. A (a)	30,049	3,315,907
AppFolio, Inc., Cl. A (a)	11,796	2,759,202
ASGN, Inc. (a)	22,397	1,975,639
Aspen Technology, Inc. (a)	13,460	3,547,383
BILL Holdings, Inc. (a)	48,423	4,685,894
Blackbaud, Inc. (a)	19,954	1,539,451
Commvault Systems, Inc. (a)	21,981	3,500,694
DocuSign, Inc. (a)	101,908	9,857,561
Dolby Laboratories, Inc., Cl. A	29,905	2,503,946
Dropbox, Inc., Cl. A (a)	112,913	3,630,153
Dynatrace, Inc. (a)	150,994	8,719,903
Guidewire Software, Inc. (a)	41,933	8,859,185
Kyndryl Holdings, Inc. (a)	116,598	4,426,060
Manhattan Associates, Inc. (a)	30,869	6,438,965
Qualys, Inc. (a)	18,521	2,582,013
Teradata Corp. (a)	48,948	1,561,931
		69,903,887
Technology Hardware & Equipment — 4.3%
Arrow Electronics, Inc. (a)	26,625	3,103,144
Avnet, Inc.	44,202	2,283,475
Belden, Inc.	20,213	2,354,208
Ciena Corp. (a)	72,862	6,349,195
Cognex Corp.	86,540	3,452,946
Coherent Corp. (a)	78,260	7,081,747
Crane NXT Co.	24,729	1,581,914
Fabrinet (a)	18,275	3,951,238
Flex Ltd. (a)	195,632	8,148,073
IPG Photonics Corp. (a)	13,359	979,615
Littelfuse, Inc.	12,420	2,960,431
Lumentum Holdings, Inc. (a)	34,832	2,962,810
Novanta, Inc. (a)	18,188	2,722,016
Pure Storage, Inc., Cl. A (a)	156,696	10,622,422

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Technology Hardware & Equipment — 4.3% (continued)
TD SYNNEX Corp.	38,009	5,416,663
Vontier Corp.	75,683	2,917,580
		66,887,477
Telecommunication Services — .4%
Frontier Communications Parent, Inc. (a)	110,896	3,965,641
Iridium Communications, Inc.	57,738	1,659,967
		5,625,608
Transportation — 2.4%
American Airlines Group, Inc. (a)	332,514	5,626,137
Avis Budget Group, Inc. (a)	8,175	733,297
GXO Logistics, Inc. (a)	60,614	2,754,906
Kirby Corp. (a)	28,724	3,135,225
Knight-Swift Transportation Holdings, Inc.	82,443	4,706,671
Landstar System, Inc.	18,029	2,968,655
Ryder System, Inc.	21,433	3,416,635
Saia, Inc. (a)	13,389	6,428,193
XPO, Inc. (a)	58,872	7,869,420
		37,639,139
Utilities — 2.5%
ALLETE, Inc.	29,340	1,925,291
Black Hills Corp.	36,218	2,127,083
Essential Utilities, Inc.	127,208	4,513,340
IDACORP, Inc.	27,254	2,996,305
National Fuel Gas Co.	46,204	3,235,666
New Jersey Resources Corp.	50,089	2,401,768
Northwestern Energy Group, Inc.	30,938	1,667,868
OGE Energy Corp.	102,432	4,325,703
ONE Gas, Inc.	28,740	2,030,194
Ormat Technologies, Inc.	27,432	1,759,763
Portland General Electric Co.	53,146	2,186,426
Southwest Gas Holdings, Inc.	30,000	2,240,400
Spire, Inc.	29,671	2,105,454
TXNM Energy, Inc.	44,955	2,173,574
UGI Corp.	108,240	3,326,215
		39,015,050
Total Common Stocks (cost $922,576,738)		1,536,530,661

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $14,347,887)	4.42	14,347,887	14,347,887
Total Investments (cost $936,924,625)		100.1%	1,550,878,548
Liabilities, Less Cash and Receivables		(.1)%	(988,901)
Net Assets		100.0%	1,549,889,647

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor’s Midcap 400 E-mini	43	3/21/2025	14,089,495	13,975,000	(114,495)
Gross Unrealized Depreciation					(114,495)
See notes to statement of investments.

Statement of Investments
BNY Mellon Midcap Index Fund, Inc.

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,536,530,661	—	—	1,536,530,661
Investment Companies	14,347,887	—	—	14,347,887
	1,550,878,548	—	—	1,550,878,548
Liabilities ($)
Other Financial Instruments:
Futures††	(114,495)	—	—	(114,495)
	(114,495)	—	—	(114,495)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $613,839,428, consisting of $670,326,012 gross unrealized appreciation and $56,486,584 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.